Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Common Stock Purchase Warrants [Abstract]
Stock-Based Compensation

11. Stock-Based Compensation

The Snap Interactive, Inc. 2011 Amended and Restated Long-Term Incentive Plan (the “Plan”) was adopted effective May 24, 2011, and subsequently amended and restated in its entirety on October 21, 2011.  The Plan permits the Company to award grants of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares of common stock, restricted stock units, performance stock, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or an officer), non-employee directors and consultants.  The maximum number of shares of common stock that may be delivered pursuant to awards granted under the Plan is 7,500,000 shares, of which 100% may be delivered pursuant to incentive stock options.

Stock Options

The following table summarizes the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the nine months ended September 30, 2012:

Nine Months Ended September 30, 2012
Expected volatility	301.48%
Expected life of option	6.05 Years
Risk free interest rate	1.00%
Expected dividend yield	0%

The following table summarizes stock option activity for the nine months ended September 30, 2012:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2011	8,118,955	$0.41
Granted	1,237,500	1.48
Exercised	(75,000)	0.33
Expired or canceled, during the period	(4,500,000)	0.13
Forfeited, during the period	(110,750)	0.97
Outstanding at September 30, 2012	4,670,705	0.94
Exercisable at September 30, 2012	2,054,114	$0.73

At September 30, 2012, the aggregate intrinsic value of stock options that were outstanding and exercisable was $1,487,773 and $823,785, respectively.  At September 30, 2011, the aggregate intrinsic value of stock options that were outstanding and exercisable was $2,735,360 and $2,662,635, respectively.  The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the calculated fair value of such awards as of each respective period-end date.

The following table summarizes non-employee stock option activity for the nine months ended September 30, 2012:

	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2011	530,000	$0.94
Granted	400,000	1.21
Exercised	-
Expired or canceled, during the period	-
Forfeited, during the period	-
Outstanding at September 30, 2012	930,000	1.06
Exercisable at September 30, 2012	542,500	$0.95

At September 30, 2012, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $89,810.

The following table summarizes unvested stock option activity for the nine months ended September 30, 2012:

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2011	1,885,955	$0.54
Granted	1,237,500	1.29
Vested	(396,114)	0.39
Forfeited, during the period	(110,750)	0.68
Unvested stock options outstanding at September 30, 2012	2,616,591	$0.91

There was $1,782,664 and $107,202 of total unrecognized compensation expense related to unvested stock options at September 30, 2012 and 2011, respectively, which is expected to be recognized over a weighted average period of 2.48 and 2.00 years, respectively.  Stock-based compensation expense was $212,803 and $600,613 during the three and nine months ended September 30, 2012, respectively, and $10,324 and $20,207 during the three and nine months ended September 30, 2011, respectively.

At September 30, 2012, there was $451,480 of total unrecognized compensation expense related to unvested non-employee stock options, which is expected to be recognized over a weighted average period of 1.78 years.  Stock-based compensation expense relating to non-employee stock options was $48,968 and $67,568 during the three and nine months ended September 30, 2012, respectively.

Restricted Stock Awards (“RSAs”)

The following table summarizes restricted stock award activity for the nine months ended September 30, 2012:

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2011	300,000	$0.45
Granted	4,850,000	0.65
Vested	-
Forfeited, during the period	-
Outstanding at September 30, 2012	5,150,000	$0.55

At September 30, 2012, there was $2,884,673 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 9.19 years.  Stock-based compensation expense relating to non-employee stock options was $79,071 and $235,495 during the three and nine months ended September 30, 2012, respectively.

NOTE 7	STOCKHOLDERS’ EQUITY

(A) Common Stock Issued for Services

On January 14, 2011, the Company issued 10,000 shares to an unrelated third party to provide legal services with a fair value of $20,800.  As of December 31, 2011, $20,800 was recorded as stock offering costs.

During the year ended December 31, 2011, an expense of $69,216 was recorded for shares previously granted under various employment agreements for services to be performed through January 1, 2016.  The fair value of the granted shares is being expensed over the life of the agreements. On October 21, 2011, the Company canceled and terminated unvested restricted shares and restricted stock units held by certain employees in exchange for issuing stock options. Each unvested share or unit that was forfeited and terminated was exchanged for a stock option to purchase 1.4 shares of common stock at $0.63 per share.

On October 28, 2011, the Company issued 600,000 shares of common stock to its Co-Founder, with a fair value of $378,000 on the date of grant. The shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control.  For the year ended December 31, 2011, the Company recorded $6,628 as an expense pertaining to this grant. (See Note 8, 9(A) and 10)

On December 14, 2011, the Company issued 4,250,000 shares of common stock to its Founder and Chief Executive Officer, with a fair value of $2,762,500 on the date of grant.  The shares will vest upon the earlier of the ten year anniversary of the date of grant or a change in control  For the year ended December 31, 2011, the Company recorded $12,866 as an expense pertaining to this grant. (See Note 9(A))
During the year ended December 31, 2010, 281,787 shares of previously granted common stock were fully vested and issued.  The Company recognized an expense of $13,053 for the value of services provided during 2011.

During the year ended December 31, 2010, an expense of $25,243 was recorded for shares granted under various employment agreements for services to be performed through January 1, 2013.  The fair value of the granted shares is being expensed over the life of the agreements.

On February 1, 2010, the Company entered into a one-year consulting agreement with an unrelated third party to provide legal services.  In exchange for the services provided, the Company issued 300,000 shares of the Company’s common stock with a fair value of $75,000.  During the year ended December 31, 2011, $75,000 was recorded as legal fees expense and $0 was recorded as deferred compensation.

On January 1, 2010, the Company issued 300,000 shares of the Company's common stock as part of an employment agreement with its Co-Founder.  The shares issued will vest upon the earlier of three years or upon a change in control of the Company.  As of December 31, 2011, the shares had not vested.  (See Note 9(A) and 10)

During the year ended December 31, 2010, $1,311 of deferred compensation was recognized for shares issued in 2009.

(B) Stock Options and Warrants Issued for Services and Cash

During the year ended December 31, 2011, the Company granted awards representing 2,048,955 shares to our employees for future services, which includes 348,955 options. On October 21, 2011, the Company offered to cancel and terminate unvested restricted shares and restricted stock units held by certain employees in exchange for issuing stock options to purchase shares of common stock. Each unvested share or unit that was forfeited and terminated was exchanged for a stock option to purchase 1.4 shares of common stock.  These options have a fair value of $1,210,696.  The Company recorded $321,282 for the year ended December 31, 2011 as expense pertaining to these and prior year grants.

During the year ended December 31, 2010, the Company granted 95,000 options to our employees for future services.  These options have a fair value of $23,497.  The Company recorded $49,293 for the year ended December 31, 2010 as expense pertaining to the grants in 2010 and prior.

The following tables summarize all stock options and warrants granted to employees, consultants, investors and our placement agent for the years ended December 31, 2011 and 2010, and the related changes during those years are presented below.

	Number of Options	Weighted Average Exercise Price
Stock Options
Balance at December 31, 2009	9,600,000
Granted	95,000	$0.27
Exercised	-
Forfeited	(3,450,000)
Balance at December 31, 2010	6,245,000
Granted	2,048,955	0.80
Exercised	—
Forfeited	—
Balance at December 31, 2011	8,293,955
Options Exercisable at December 31, 2011	6,110,000	$0.41
Weighted Average Fair Value of Options Granted During 2011		$0.80

Of the total options granted, 6,110,000 are fully vested, exercisable and non-forfeitable.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2009	750,000
Granted	-
Exercised	-
Expired	(750,000)
Balance at December 31, 2010	—	—
Granted	2,380,000	$2.50
Exercised	(37,500)
Expired	—
Balance at December 31, 2011	2,342,500
Warrants Exercisable at December 31, 2011	2,342,500	$2.50
Weighted Average Fair Value of Warrants Granted During 2011		$2.50

The following table summarizes information about stock options and warrants for the Company as of December 31, 2011 and 2010:

2011 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	0.97	$0.13	4,575,000	$0.13
$0.17 - 4.00	3,643,955	5.66	$0.78	1,535,000	$0.77

2010 Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2010	Weighted Average Exercise Price
$0.00 - 0.13	4,650,000	1.97	$0.13	4,500,000	$0.13
$0.17 - 1.00	1,950,000	1.78	$0.75	1,080,000	$0.81

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$2.50	2,342,500	4.05	$2.50	2,342,500	$2.50

On August 16, 2010, the Company granted an option to purchase 25,000 shares of common stock at an exercise price of $0.35 per share. The option vested after one year of employment.  The Company has valued this option at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	5 years
Expected volatility:	282.30%
Risk free interest rate:	0.11%
Expected dividends:	0%

On September 13, 2010, the Company granted an option to purchase 20,000 shares of common stock at an exercise price of $0.22 per share.  10,000 shares of common stock vested after one year of employment and 10,000 shares of common stock will vest after two years of employment. The Company has valued these options at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1-2 years
Expected volatility:	284.86%
Risk free interest rate:	0.17%
Expected dividends:	0%

On December 6, 2010, the Company granted an option to purchase 50,000 shares of common stock at an exercise price of $0.24 per share. 25,000 shares of common stock will vest after one year of employment and 25,000 shares of common stock will vest after two years of employment. The Company has valued this option at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1-2 years
Expected volatility:	283.93%
Risk free interest rate:	1.53%
Expected dividends:	0%

On July 5, 2011, the Company granted an option to purchase 50,000 shares of common stock at an exercise price of $1.06 per share and an option to purchase 50,000 shares of common stock at an exercise price of $4.00 per share. 12,500 shares of common stock underneath each of the options will vest after one year of employment and 12,500 shares of common stock underneath each of the options will vest in equal annual installments thereafter. The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	5 years
Expected volatility:	230.40%
Risk free interest rate:	1.7%
Expected dividends:	0%

On October 4, 2011, the Company granted an option to purchase 600,000 shares of common stock at an exercise price of $0.60 per share.  The option vested one-third on the date of grant and will vest one-third on the first and second anniversaries of the date of the grant.  The Company has valued the option at its fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

On October 4, 2011, the Company granted an option to purchase 150,000 shares of common stock at an exercise price of $0.60 per share. The option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.
Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

On October 4, 2011, the Company granted an option to purchase 50,000 shares of common stock at an exercise of $3.00 per share. The option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.

Expected life:	10 years
Expected volatility:	197%
Risk free interest rate:	1.8%
Expected dividends:	0%

On October 21, 2011, the Company canceled and terminated unvested restricted shares and restricted stock units held by certain employees in exchange for issuing stock options. Each unvested share or unit that was forfeited and terminated was exchanged for a stock option to purchase 1.4 shares of common stock at $0.63 per share.

In accordance with ASC 718, this transaction was treated as a modification of an award and incremental compensation cost was measured as the excess, of the fair value of the 349,726 shares issued over the fair value of the exchanged shares immediately before terms were modified, measured based on the share price.

The Company has valued the exchanged options at their fair value on October 21, 2011 using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	10 years
Expected volatility:	197.00%
Risk free interest rate:	2.23%
Expected dividends:	0%

Based on the above calculation, the Company has determined that there is additional compensation to be realized as result of this modification of $47,472 for the year ended December 31, 2011, and amortized over a ten year period.

On October 27, 2011, the Company granted an option to purchase 500,000 shares of common stock at an exercise price of $0.65 per share. The option will vest in one-fourth equal annual installments beginning on the first anniversary of the date of the grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.
Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

On October 27, 2011, the Company granted an option to purchase 100,000 shares of common stock at an exercise price of $0.65 per share. The option vested 50% on the date of grant and will vest 50% on the six month anniversary of the date of grant. The Company has valued the option at its fair value using the Black-Scholes option pricing method.
Expected life:	10 years
Expected volatility:	197.8%
Risk free interest rate:	2.42%
Expected dividends:	0%

On November 7, 2011, the Company granted an option to purchase 150,000 shares of common stock at an exercise price of $0.71.  The option will vest in 50% annual installments beginning on the first anniversary of the date of grant.  The Company has valued the option at its fair value using the Black-Scholes option pricing method.

Expected life:	10 years
Expected volatility:	198.3%
Risk free interest rate:	2.04%
Expected dividends:	0%

On December 9, 2011, the Company granted an option to purchase 50,000 shares of common stock at an exercise price of $0.77.  The option vests equally over a one-year period.  The Company has valued the option at its fair value using the Black-Scholes option pricing method.

Expected life:	6 years
Expected volatility:	187.50%
Risk free interest rate:	2.07%
Expected dividends:	0%

(C) Stock Split

On January 12, 2010, the Company’s Board of Directors declared a three-for-one forward stock split (effected as a stock dividend) effective to stockholders of record on January 14, 2010.  Per share and weighted average amounts have been retroactively restated in the accompanying financial statements and related notes to reflect this stock split.

(D) Common Stock Issued for Cash

On January 12, 2011, the Company issued 4,250,000 units; each unit consisted of one share of common stock and a warrant to purchase 0.5 shares of common stock (2,125,000 warrants) for a total of $8,500,000. Each warrant is exercisable on or prior to January 19, 2016 and has an exercise price of $2.50 per share. The Company collected $8,500,000, less offering expenses of $584,300.

On April 28, 2011, the Company issued 37,500 shares of common stock in connection with the exercise of stock warrants for proceeds of $93,750, less offering expenses of $5,625.

 (E) Common Stock Issued For Conversion of Debt

The Company issued 823,157 shares of common stock to settle a convertible note payable to related party and accrued interest having a fair value of $71,959. There was no gain or loss recognized upon conversion. (See Note 8)